Quarterly Holdings Report
for
Fidelity® Founders Fund
July 31, 2022
RFFF-NPRT1-0922
1.9892520.103
Common Stocks - 96.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 12.3%
Entertainment - 0.9%
Endeavor Group Holdings, Inc. (a)	15,371	350,305
Netflix, Inc. (a)	900	202,410
Roblox Corp. (a)(b)	6,612	283,853
Spotify Technology SA (a)	1,000	113,020
		949,588
Interactive Media & Services - 11.4%
Alphabet, Inc. Class C (a)	78,880	9,200,568
Meta Platforms, Inc. Class A (a)	9,949	1,582,886
Snap, Inc. Class A (a)	14,536	143,616
VerticalScope Holdings, Inc. (a)	7,292	43,904
Zoominfo Technologies, Inc. (a)	19,180	726,730
		11,697,704
Media - 0.0%
S4 Capital PLC (a)	1,787	2,753
TOTAL COMMUNICATION SERVICES		12,650,045
CONSUMER DISCRETIONARY - 17.5%
Automobiles - 2.0%
Rivian Automotive, Inc.	1,414	48,500
Tesla, Inc. (a)	2,272	2,025,374
		2,073,874
Hotels, Restaurants & Leisure - 5.7%
Airbnb, Inc. Class A (a)	15,393	1,708,315
Dutch Bros, Inc. (b)	300	11,247
Marriott International, Inc. Class A	24,677	3,919,201
Monarch Casino & Resort, Inc. (a)	754	48,369
Penn National Gaming, Inc. (a)	3,400	117,470
		5,804,602
Household Durables - 0.8%
Garmin Ltd.	812	79,267
Lennar Corp. Class A	3,360	285,600
Toll Brothers, Inc.	9,479	466,177
		831,044
Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc. (a)	16,340	2,205,083
Farfetch Ltd. Class A (a)(b)	9,750	77,415
Lyft, Inc. (a)	35,900	497,574
Revolve Group, Inc. (a)(b)	7,400	209,568
thredUP, Inc. (a)	400	900
Uber Technologies, Inc. (a)	35,386	829,802
Wayfair LLC Class A (a)	2,097	113,049
		3,933,391
Specialty Retail - 2.3%
Aritzia, Inc. (a)	32,682	1,031,083
Auto1 Group SE (a)(c)	5,171	44,341
Industria de Diseno Textil SA	53,333	1,295,297
		2,370,721
Textiles, Apparel & Luxury Goods - 2.9%
Capri Holdings Ltd. (a)	15,199	739,887
LVMH Moet Hennessy Louis Vuitton SE	827	574,231
Moncler SpA	9,776	486,289
On Holding AG	300	6,531
Prada SpA	124,105	716,182
Ralph Lauren Corp.	4,406	434,564
		2,957,684
TOTAL CONSUMER DISCRETIONARY		17,971,316
CONSUMER STAPLES - 1.9%
Beverages - 1.4%
Monster Beverage Corp. (a)	14,727	1,467,104
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	1,670	456,077
The Beauty Health Co. (a)	2,300	30,636
		486,713
TOTAL CONSUMER STAPLES		1,953,817
ENERGY - 14.6%
Energy Equipment & Services - 0.3%
Tenaris SA sponsored ADR	9,318	261,463
Oil, Gas & Consumable Fuels - 14.3%
Continental Resources, Inc.	11,887	818,895
Devon Energy Corp.	2,122	133,368
Hess Corp.	45,030	5,064,524
Pioneer Natural Resources Co.	9,504	2,251,973
Reliance Industries Ltd.	12,030	382,173
Tourmaline Oil Corp.	95,962	6,012,285
		14,663,218
TOTAL ENERGY		14,924,681
FINANCIALS - 7.8%
Banks - 2.2%
First Foundation, Inc.	11,275	234,746
First Republic Bank	8,594	1,398,330
Pinnacle Financial Partners, Inc.	5,900	466,690
Starling Bank Ltd. Series D (a)(d)(e)	44,800	128,646
		2,228,412
Capital Markets - 2.7%
Antin Infrastructure Partners SA	980	29,427
BlackRock, Inc. Class A	1,951	1,305,570
EQT AB	3,279	88,282
Intercontinental Exchange, Inc.	6,994	713,318
Morningstar, Inc.	2,525	644,759
		2,781,356
Consumer Finance - 0.1%
NerdWallet, Inc.	400	3,472
Upstart Holdings, Inc. (a)(b)	1,983	48,246
		51,718
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. Class B (a)	3,884	1,167,530
Insurance - 1.7%
American Financial Group, Inc.	12,186	1,629,024
Arthur J. Gallagher & Co.	722	129,231
		1,758,255
TOTAL FINANCIALS		7,987,271
HEALTH CARE - 12.0%
Biotechnology - 3.6%
Argenx SE ADR (a)	2,172	791,064
Blueprint Medicines Corp. (a)	872	44,524
Celldex Therapeutics, Inc. (a)	5,436	166,994
Instil Bio, Inc. (a)	4,814	27,151
Prelude Therapeutics, Inc. (a)	300	1,500
Regeneron Pharmaceuticals, Inc. (a)	3,924	2,282,552
Seagen, Inc. (a)	1,677	301,826
TG Therapeutics, Inc. (a)	13,114	78,553
		3,694,164
Health Care Equipment & Supplies - 0.3%
Penumbra, Inc. (a)	2,072	288,795
Health Care Providers & Services - 5.7%
Cross Country Healthcare, Inc. (a)	4,000	105,440
Guardant Health, Inc. (a)	2,678	134,355
Oak Street Health, Inc. (a)	14,113	408,571
The Joint Corp. (a)	1,173	20,058
UnitedHealth Group, Inc.	9,465	5,133,248
		5,801,672
Health Care Technology - 0.2%
Doximity, Inc. (a)	2,000	84,640
Inspire Medical Systems, Inc. (a)	645	134,799
		219,439
Life Sciences Tools & Services - 2.2%
Bio-Rad Laboratories, Inc. Class A (a)	800	450,608
Bruker Corp.	3,072	210,586
Danaher Corp.	5,488	1,599,587
Stevanato Group SpA	1,700	29,087
		2,289,868
TOTAL HEALTH CARE		12,293,938
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.4%
HEICO Corp. Class A	2,919	372,698
Commercial Services & Supplies - 2.1%
Cintas Corp.	2,249	956,927
Rollins, Inc.	26,561	1,024,458
Waste Connections, Inc. (United States)	933	124,434
		2,105,819
Machinery - 0.1%
Hydrogen Refueling Solutions (a)(b)	4,875	116,889
Professional Services - 0.8%
Thomson Reuters Corp.	7,600	853,386
TOTAL INDUSTRIALS		3,448,792
INFORMATION TECHNOLOGY - 18.5%
Electronic Equipment & Components - 0.0%
Vontier Corp.	1,091	28,148
IT Services - 2.4%
Adyen BV (a)(c)	352	633,168
Affirm Holdings, Inc. (a)	910	24,424
CGI, Inc. Class A (sub. vtg.) (a)	963	82,572
Globant SA (a)	4,654	927,263
Nuvei Corp. (a)(c)	190	6,641
Okta, Inc. (a)	4,355	428,750
Remitly Global, Inc.	200	1,906
TDCX, Inc. ADR	300	2,358
Twilio, Inc. Class A (a)	3,439	291,627
		2,398,709
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	10,004	1,720,288
NVIDIA Corp.	11,065	2,009,736
		3,730,024
Software - 12.5%
Adobe, Inc. (a)	3,502	1,436,240
Atlassian Corp. PLC (a)	3,780	791,230
BlackLine, Inc. (a)	1,973	124,733
GitLab, Inc.	100	5,740
HashiCorp, Inc.	200	7,248
Intuit, Inc.	3,337	1,522,239
Microsoft Corp.	22,030	6,184,702
Momentive Global, Inc. (a)	5,903	51,061
nCino, Inc. (a)	84	2,712
Salesforce.com, Inc. (a)	5,664	1,042,289
Samsara, Inc. (b)	800	11,568
Synopsys, Inc. (a)	706	259,455
Tenable Holdings, Inc. (a)	4,092	158,156
The Trade Desk, Inc. (a)	6,385	287,325
Workday, Inc. Class A (a)	1,519	235,597
Zoom Video Communications, Inc. Class A (a)	3,880	402,977
Zscaler, Inc. (a)	1,534	237,862
		12,761,134
TOTAL INFORMATION TECHNOLOGY		18,918,015
MATERIALS - 5.8%
Chemicals - 0.7%
Element Solutions, Inc.	25,117	496,312
Westlake Corp.	2,233	217,360
		713,672
Metals & Mining - 5.1%
ArcelorMittal SA Class A unit GDR	57,323	1,409,573
Barrick Gold Corp.	60,630	954,316
First Quantum Minerals Ltd.	58,232	1,064,097
Steel Dynamics, Inc.	23,185	1,805,648
		5,233,634
TOTAL MATERIALS		5,947,306
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	2,152	356,759
Camden Property Trust (SBI)	4,711	664,722
Equity Residential (SBI)	12,369	969,606
Public Storage	2,701	881,633
		2,872,720
Real Estate Management & Development - 0.1%
WeWork, Inc. (a)(b)	29,281	139,670
TOTAL REAL ESTATE		3,012,390
TOTAL COMMON STOCKS (Cost $85,339,030)		99,107,571

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (a)(d)(e)	200	7,868
INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.4%
ByteDance Ltd. Series E1 (a)(d)(e)	638	91,579
Yanka Industries, Inc.:
Series E (a)(d)(e)	2,484	49,605
Series F (a)(d)(e)	12,743	254,478
		395,662
Software - 0.0%
Evozyne LLC Series A (a)(d)(e)	1,000	12,940
TOTAL INFORMATION TECHNOLOGY		408,602
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $537,084)		416,470

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (f)	2,904,947	2,905,528
Fidelity Securities Lending Cash Central Fund 2.01% (f)(g)	716,102	716,174
TOTAL MONEY MARKET FUNDS (Cost $3,621,702)		3,621,702

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $89,497,816)	103,145,743
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(691,789)
NET ASSETS - 100.0%	102,453,954

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $684,150 or 0.7% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $545,116 or 0.5% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	69,908
Evozyne LLC Series A	4/09/21	22,470
Reddit, Inc. Series E	5/18/21	8,495
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	85,152
Yanka Industries, Inc. Series E	5/15/20	30,005
Yanka Industries, Inc. Series F	4/08/21	406,206

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	7,486,787	6,129,923	10,711,182	15,993	-	-	2,905,528	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	2,063,628	6,335,541	7,682,995	10,470	-	-	716,174	0.0%
Total	9,550,415	12,465,464	18,394,177	26,463	-	-	3,621,702

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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